Time charter revenues (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Disclosure of Components of Operating Lease Income	The component of operating lease income is as follows:

	Year ended	Year ended	Year ended
(in millions of $ )	December 31, 2025	December 31, 2024	December 31, 2023
Time charter revenues	131.9	123.6	36.7

Schedule of Disclosure of Maturity of Future Undiscounted Minimum Lease Payments to be Received
The future undiscounted minimum lease payments to be received under our fixed rate contracts as of December 31, 2025 is as follows:

(in millions of $)
2026 (1)	15.3

(1) This includes variable rate contracts that were converted to fixed rate contracts from January 1, 2025 to March 31, 2025.